GOODWILL (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014 OperatingSegment	Dec. 31, 2013
Goodwill Disclosure [Abstract]
Number of reporting units for purposes of evaluating goodwill	1
Goodwill	$ 11,385,323	$ 11,385,323